Other operating expenses - Summary of Cumulative Number of Shares Allocated On Variable Compensation (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024 shares
2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	19,342
2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	1,386,948
2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	893,378